Income Taxes (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Current Income tax expense (benefit)
Deferred:
Federal
State
Deferred Income tax expense (benefit)
Total Income tax expense (benefit)